Loss Per Share (Details 2)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	21,445,228	100,256,344	93,212,162
Options and restricted shares
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)	21,445,228	17,631,953	10,587,771
Preferred A Shares
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)		13,506,748	13,506,748
Preferred B Shares
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)		21,564,115	21,564,115
Preferred C Shares
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)		25,782,056	25,782,056
Preferred D Shares
Anti-dilutive securities
Anti-dilutive securities excluded from the calculation of diluted net loss per share (in shares)		21,771,472	21,771,472